Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 05, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUSTSUPPLEMENT DATED OCTOBER 5, 2021 TO THE PROSPECTUSESDATED FEBRUARY 26, 2021 OF:Invesco Balanced Multi-Asset Allocation ETF (PSMB)
Invesco Conservative Multi-Asset Allocation ETF (PSMC)
Invesco Growth Multi-Asset Allocation ETF (PSMG)
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
(each, a “Fund”)Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.Please Retain This Supplement For Future Reference.P-ACTIVE-PRO-SUP 100521
Invesco Growth Multi-Asset Allocation ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUSTSUPPLEMENT DATED OCTOBER 5, 2021 TO THE PROSPECTUSESDATED FEBRUARY 26, 2021 OF:Invesco Balanced Multi-Asset Allocation ETF (PSMB)
Invesco Conservative Multi-Asset Allocation ETF (PSMC)
Invesco Growth Multi-Asset Allocation ETF (PSMG)
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
(each, a “Fund”)Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.Please Retain This Supplement For Future Reference.P-ACTIVE-PRO-SUP 100521
Invesco Moderately Conservative Multi-Asset Allocation ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUSTSUPPLEMENT DATED OCTOBER 5, 2021 TO THE PROSPECTUSESDATED FEBRUARY 26, 2021 OF:Invesco Balanced Multi-Asset Allocation ETF (PSMB)
Invesco Conservative Multi-Asset Allocation ETF (PSMC)
Invesco Growth Multi-Asset Allocation ETF (PSMG)
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
(each, a “Fund”)Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.Please Retain This Supplement For Future Reference.P-ACTIVE-PRO-SUP 100521
Invesco Conservative Multi-Asset Allocation ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUSTSUPPLEMENT DATED OCTOBER 5, 2021 TO THE PROSPECTUSESDATED FEBRUARY 26, 2021 OF:Invesco Balanced Multi-Asset Allocation ETF (PSMB)
Invesco Conservative Multi-Asset Allocation ETF (PSMC)
Invesco Growth Multi-Asset Allocation ETF (PSMG)
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
(each, a “Fund”)Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.Please Retain This Supplement For Future Reference.P-ACTIVE-PRO-SUP 100521
Invesco Balanced Multi-Asset Allocation ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUSTSUPPLEMENT DATED OCTOBER 5, 2021 TO THE PROSPECTUSESDATED FEBRUARY 26, 2021 OF:Invesco Balanced Multi-Asset Allocation ETF (PSMB)
Invesco Conservative Multi-Asset Allocation ETF (PSMC)
Invesco Growth Multi-Asset Allocation ETF (PSMG)
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
(each, a “Fund”)Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.Please Retain This Supplement For Future Reference.P-ACTIVE-PRO-SUP 100521